Supplemental Financial Information (Tables)	12 Months Ended
Dec. 27, 2014
Supplemental Financial Information [Abstract]
Additional Financial Information Disclosure [Text Block]
Supplemental Financial Information
Supplemental information for accounts and notes receivable and inventories is summarized as follows:

	2014	2013	2012
Accounts and notes receivable
Trade receivables	$5,817	$6,178
Other receivables	971	921
	6,788	7,099
Allowance, beginning of year	145	157	$157
Net amounts charged to expense	38	29	28
Deductions (a)	(27)	(34)	(27)
Other (b)	(19)	(7)	(1)
Allowance, end of year	137	145	$157
Net receivables	$6,651	$6,954

Inventories (c)
Raw materials	$1,593	$1,732
Work-in-process	173	168
Finished goods	1,377	1,509
	$3,143	$3,409

(a)	Includes accounts written off.

(b)	Includes adjustments related to acquisitions and divestitures, currency translation and other adjustments.

(c)	Approximately 3% of the inventory cost in both 2014 and 2013 was computed using the LIFO method. The differences between LIFO and FIFO methods of valuing these inventories were not material.

Supplemental information for other assets and accounts payable and other current liabilities is summarized as follows:

	2014	2013
Other assets
Noncurrent notes and accounts receivable	$93	$105
Deferred marketplace spending	179	214
Pension plans (a)	141	687
Other	447	419
	$860	$1,425
Accounts payable and other current liabilities
Accounts payable	$5,127	$4,874
Accrued marketplace spending	2,222	2,245
Accrued compensation and benefits	1,746	1,789
Dividends payable	1,009	899
Other current liabilities	2,912	2,726
	$13,016	$12,533

(a)	See Note 7 for additional information regarding our pension plans.

The following table summarizes other supplemental information:

	2014	2013	2012
Other supplemental information
Rent expense	$707	$639	$581
Interest paid	$925	$1,007	$1,074
Income taxes paid, net of refunds	$1,847	$3,076	$1,840

Schedule of Accounts and Notes Receivables and Inventories [Table Text Block] [Table Text Block]
Supplemental Financial Information
Supplemental information for accounts and notes receivable and inventories is summarized as follows:

	2014	2013	2012
Accounts and notes receivable
Trade receivables	$5,817	$6,178
Other receivables	971	921
	6,788	7,099
Allowance, beginning of year	145	157	$157
Net amounts charged to expense	38	29	28
Deductions (a)	(27)	(34)	(27)
Other (b)	(19)	(7)	(1)
Allowance, end of year	137	145	$157
Net receivables	$6,651	$6,954

Inventories (c)
Raw materials	$1,593	$1,732
Work-in-process	173	168
Finished goods	1,377	1,509
	$3,143	$3,409

(a)	Includes accounts written off.

(b)	Includes adjustments related to acquisitions and divestitures, currency translation and other adjustments.

(c)	Approximately 3% of the inventory cost in both 2014 and 2013 was computed using the LIFO method. The differences between LIFO and FIFO methods of valuing these inventories were not material.

Schedule Of Supplemental Balance Sheet Information
Supplemental information for other assets and accounts payable and other current liabilities is summarized as follows:

	2014	2013
Other assets
Noncurrent notes and accounts receivable	$93	$105
Deferred marketplace spending	179	214
Pension plans (a)	141	687
Other	447	419
	$860	$1,425
Accounts payable and other current liabilities
Accounts payable	$5,127	$4,874
Accrued marketplace spending	2,222	2,245
Accrued compensation and benefits	1,746	1,789
Dividends payable	1,009	899
Other current liabilities	2,912	2,726
	$13,016	$12,533

(a)	See Note 7 for additional information regarding our pension plans.

Schedule Of Other Supplemental Information
The following table summarizes other supplemental information:

	2014	2013	2012
Other supplemental information
Rent expense	$707	$639	$581
Interest paid	$925	$1,007	$1,074
Income taxes paid, net of refunds	$1,847	$3,076	$1,840